October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Short-Term California Muni Active ETF | CALI | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® Short-Term California Muni Active ETF
(Formerly BlackRock Short-Term California Muni Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
California — 101.1%
Anaheim Housing & Public Improvements Authority VRDN, 3.35%, 11/01/24(a)	$800	$800,000
California Community Choice Financing Authority Clean Energy Project RB
VRDN, 3.27%, 11/07/24(a)(b)	500	500,000
VRDN, 3.27%, 11/07/24(a)(b)	500	500,000
California Community Choice Financing Authority RB
4.00%, 12/01/27	500	506,007
4.00%, 08/01/28	415	418,147
5.00%, 09/01/27	410	427,736
5.00%, 10/01/28	770	812,486
5.00%, 12/01/28	800	845,407
California County Tobacco Securitization Agency RB, 5.00%, 06/01/25	400	403,165
California Health Facilities Financing Authority RB
4.00%, 03/01/28	260	259,995
VRDN, 3.15%, 11/01/24(a)	700	700,000
California Municipal Finance Authority RB, 3.65%, 12/01/29	500	499,115
California Municipal Finance Authority RB AMT
3.80%, 04/01/25	200	199,027
3.95%, 12/02/24	500	499,416
4.15%, 01/15/25	100	100,069
4.25%, 12/02/24	250	250,078
California Pollution Control Financing Authority RB
3.85%, 01/15/25(b)	250	249,197
4.05%, 02/18/25(b)	1,000	999,319
California Pollution Control Financing Authority RB AMT, 4.25%, 12/01/27	500	507,720
California Public Finance Authority VRDN, 3.30%, 11/01/24(a)	440	440,000
California State Public Works Board RB
5.00%, 09/01/27	500	500,642
Series A, 5.00%, 09/01/27	800	802,198
Series F, 5.00%, 05/01/28	200	201,722
California State University Institute, 2.75%, 02/05/25	500	499,926
California Statewide Communities Development Authority RB, 5.00%, 11/01/28	250	250,175
Chino Valley Unified School District GO VRDN, 3.52%, 11/07/24(a)(b)	500	500,000
City of Burbank California Water Revenue RB, 5.00%, 06/01/25	660	668,270
City of Long Beach California Harbor Revenue RB AMT, 5.00%, 05/15/29	400	414,579
City of Los Angeles California Revenue Notes, 5.00%, 06/26/25	800	809,944
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	570	582,551
City of Los Angeles Department of Airports RB AMT
5.00%, 05/15/25	100	100,783
5.00%, 05/15/26	210	214,667
5.00%, 05/15/27	400	402,618
City of Los Angeles Wastewater System Revenue, 3.00%, 01/08/25	400	400,036
City of Modesto California Water Revenue COP VRDN, 2.75%, 11/07/24 (AGM)(a)	1,280	1,280,000
Compton Community Redevelopment Agency Successor Agency TA, 5.00%, 08/01/26 (AGM)	415	428,358
Compton Unified School District/California GO, 5.00%, 06/01/25 (BAM)	250	252,731
Contra Costa Water District RB, 5.00%, 10/01/25	550	550,812
County of Los Angeles California Revenue Notes, 5.00%, 06/30/25	400	405,034
County of Riverside California Revenue Notes, 5.00%, 06/30/25	500	506,275
Security	Par (000)	Value
California
El Rancho Unified School District GO
5.00%, 08/01/28 (BAM)	$125	$135,127
5.50%, 08/01/27 (BAM)	110	118,185
Irvine Ranch Water District Water Service Corp. Special Assessment VRDN, Series B, 3.35%, 11/01/24(a)	225	225,000
Kern Community College District GO, 0.00%, 11/01/25 (AGM)(c)	205	198,906
Long Beach Unified School District GO
0.00%, 08/01/27(c)	500	453,953
VRDN, 3.27%, 11/07/24(a)(b)	800	800,000
Los Angeles County Capital Asset Leasing Corp., 2.95%, 12/05/24	250	249,997
Los Angeles Department of Water & Power Water System Revenue RB VRDN, 3.15%, 11/01/24(a)	1,000	1,000,000
Los Angeles Unified School District/California GO, 5.00%, 07/01/25	200	202,791
Madera Unified School District GO, 5.00%, 08/01/25	400	406,278
Mt. San Antonio Community College District (Los Angeles County, California) GO VRDN, 3.26%, 11/07/24(a)(b)	500	500,000
Norman Y Mineta San Jose International Airport SJC RB AMT, 5.00%, 03/01/26	500	511,798
Northern California Energy Authority RB
5.00%, 08/01/25	375	377,545
5.00%, 08/01/26	375	382,853
Northern California Transmission Agency RB, 5.00%, 05/01/27	285	295,339
Pajaro Valley Unified School District GO, 0.00%, 08/01/25 (AGM)(c)	460	449,633
Port of Los Angeles RB AMT, 5.00%, 08/01/29	400	422,992
Port of Oakland RB AMT, 5.00%, 05/01/27	400	417,789
Poway Redevelopment Agency Successor Agency TA, 5.00%, 12/15/28	500	510,130
Poway Unified School District Public Financing Authority ST, 5.00%, 09/01/27 (BAM)	315	319,685
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/26 (AGM)	500	500,626
Redding Joint Powers Financing Authority RB, 5.00%, 06/01/25	375	379,125
Sacramento City Unified School District/California GO, 8.00%, 08/01/25 (AGM)	500	518,446
Sacramento County Housing Authority VRDN, 2.30%, 11/07/24 (FANNIE MAE)(a)	500	500,000
San Diego County Water Authority
2.98%, 12/03/24	500	499,994
3.16%, 12/04/24	400	400,014
San Diego Public Facilities Financing Authority RB VRDN, 3.53%, 11/07/24(a)(b)	800	800,000
San Diego Unified School District/California Revenue Notes, 5.00%, 06/30/25	400	405,305
San Francisco City & County Airport Commission San Francisco International Airport RB AMT
5.00%, 05/01/28	500	527,547
5.00%, 05/01/29	300	321,008
San Francisco City & County Public Utilities Commission Power Revenue, 3.00%, 12/04/24	400	400,030
San Leandro Unified School District GO, 5.00%, 08/01/25	400	406,040
San Mateo Union High School District GO
VRDN, 3.90%, 11/01/24(a)(b)	790	790,000
Series C, 0.00%, 09/01/27 (NPFGC)(c)	400	372,452
Santa Clara County Financing Authority RB, 5.00%, 05/15/25	400	404,719
Southern California Public Power Authority RB
5.00%, 09/01/26	150	153,594
5.25%, 11/01/25	425	429,618
State of California Department of Water Resources
3.00%, 11/14/24	500	500,027

Schedule of Investments (unaudited)
October 31, 2024
iShares® Short-Term California Muni Active ETF
(Formerly BlackRock Short-Term California Muni Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California
3.05%, 12/05/24	$400	$399,940
Stockton Public Financing Authority, 5.00%, 10/01/25 (BAM)	140	142,337
Temecula Valley Unified School District Financing Authority ST
5.00%, 09/01/25	300	304,475
5.00%, 09/01/26	500	519,184
University of California RB, 5.00%, 05/15/26	400	414,074
Yucaipa Valley Water District Financing Authority RB, 5.00%, 06/01/26	400	411,064
		38,165,825
Total Municipal Debt Obligations — 101.1% (Cost $38,077,135)		38,165,825
	Shares
Money Market Funds
BlackRock Liquidity Funds: MuniCash, 3.19%(d)(e)	26,110	26,113
Total Money Market Funds — 0.1% (Cost: $26,113)		26,113
Total Investments — 101.2% (Cost: $38,103,248)		38,191,938
Liabilities in Excess of Other Assets — (1.2)%		(458,989)
Net Assets — 100.0%		$37,732,949

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$—	$26,113 (a)	$—	$—	$—	$26,113	26,110	$597	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)
October 31, 2024
iShares® Short-Term California Muni Active ETF
(Formerly BlackRock Short-Term California Muni Bond ETF)

Fair Value Hierarchy as of Period End
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$38,165,825	$—	$38,165,825
Short-Term Securities
Money Market Funds	26,113	—	—	26,113
	$26,113	$38,165,825	$—	$38,191,938

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
GO	General Obligation
NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded
RB	Revenue Bond
ST	Special Tax
TA	Tax Allocation